UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Seth L. Pearlstein         New York, NY          15 May 2008
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       32
                                           ---------------------
Form 13F Information Table Value Total:               $2,672,948
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                              TITLE OF                   VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER             CLASS          CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------       --------       --------   --------  -------  --- ----  -------  --------   ------  --------  ------
ADOBE SYSTEMS INC             COMMON STOCK   00724F101    96896    2722553 SH        SOLE                2722553
AMAZON.COM INC                COMMON STOCK   023135106     1763      24725 SH        SOLE                  24725
AMERICAN EXPRESS COMPANY      COMMON STOCK   025816109   169848    3884909 SH        SOLE                3884909
AUTODESK INC                  COMMON STOCK   052769106      368      11700 SH        SOLE                  11700
AUTOMATIC DATA PROCESSING INC COMMON STOCK   053015103   130651    3082112 SH        SOLE                3082112
BECTON DICKINSON & CO         COMMON STOCK   075887109   134415    1565695 SH        SOLE                1565695
WALT DISNEY CO HOLDING CO     COMMON STOCK   254687106   118261    3768664 SH        SOLE                3768664
EBAY INC                      COMMON STOCK   278642103    78126    2618155 SH        SOLE                2618155
FASTENAL CO                   COMMON STOCK   311900104      689      15000 SH        SOLE                  15000
GENERAL ELECTRIC CO           COMMON STOCK   369604103   159245    4302762 SH        SOLE                4302762
INFOSYS TECHNOLOGIES LTD      COMMON STOCK   456788108     4025     112535 SH        SOLE                 112535
JOHNSON & JOHNSON             COMMON STOCK   478160104     1591      24530 SH        SOLE                  24530
KELLOGG CO                    COMMON STOCK   487836108   162138    3084812 SH        SOLE                3084812
MICROSOFT CORP                COMMON STOCK   594918104      936      32986 SH        SOLE                  32986
MOODYS CORP                   COMMON STOCK   615369105    82269    2362021 SH        SOLE                2362021
NIKE INC-CL B                 COMMON STOCK   654106103      391       5750 SH        SOLE                   5750
PAYCHEX INC                   COMMON STOCK   704326107   131199    3829520 SH        SOLE                3829520
PEPSICO INC                   COMMON STOCK   713448108   184726    2558528 SH        SOLE                2558528
POLO RALPH LAUREN CORP-CL A   COMMON STOCK   731572103      699      12000 SH        SOLE                  12000
PROCTER & GAMBLE CO           COMMON STOCK   742718109   224978    3210766 SH        SOLE                3210766
QUALCOMM INC                  COMMON STOCK   747525103   159929    3900708 SH        SOLE                3900708
HENRY SCHEIN INC              COMMON STOCK   806407102    78034    1359485 SH        SOLE                1359485
CHARLES SCHWAB CORP NEW       COMMON STOCK   808513105   143270    7608588 SH        SOLE                7608588
STAPLES INC                   COMMON STOCK   855030102   116445    5266599 SH        SOLE                5266599
STRYKER CORP                  COMMON STOCK   863667101     7021     107940 SH        SOLE                 107940
TARGET CORP                   COMMON STOCK   87612E106   167136    3297872 SH        SOLE                3297872
TIME WARNER INC               COMMON STOCK   887317105      239      17025 SH        SOLE                  17025
UNITED TECHNOLOGIES CORP      COMMON STOCK   913017109   106129    1542125 SH        SOLE                1542125
WALGREEN CO                   COMMON STOCK   931422109   112667    2957924 SH        SOLE                2957924
WHOLE FOODS MARKET INC        COMMON STOCK   966837106    90731    2751925 SH        SOLE                2751925
WM WRIGLEY JR CO              COMMON STOCK   982526105      470       7475 SH        SOLE                   7475
WYETH                         COMMON STOCK   983024100     7661     183465 SH        SOLE                 183465

                                                        2672948        No. of Other Managers   0